Net Income/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2024
NET INCOME/(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share
The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$(17,343)	$(65,805)	$(100,269)
Net income from discontinued operations attributable to Sohu.com Limited, basic	0	35,426	0
Net loss attributable to Sohu.com Limited, basic	(17,343)	(30,379)	(100,269)
Effect of dilutive securities:
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(17,343)	(65,805)	(100,269)
Net income from discontinued operations attributable to Sohu.com Limited, diluted	0	35,426	0

Net loss attributable to Sohu.com Limited, diluted	$(17,343)	$(30,379)	$(100,269)

Denominator:
Weighted average basic ordinary shares outstanding	34,945	34,109	32,009

Weighted average diluted ordinary shares outstanding	$34,945	$34,109	$32,009

Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$(0.50)	$(1.93)	$(3.13)
Discontinued operations	0	1.04	0

Net loss per share	(0.50)	(0.89)	(3.13)

Diluted net loss per share attributable to Sohu.com Limited
Continuing operations	$(0.50)	$(1.93)	$(3.13)
Discontinued operations	0	1.04	0

Net loss per share	(0.50)	(0.89)	(3.13)